Condensed Financial Statements of Kentucky First Federal Bancorp (Tables)	12 Months Ended
Jun. 30, 2025
Condensed Financial Statements of Kentucky First Federal Bancorp [Abstract]
Schedule of Balance Sheets

The following condensed financial statements summarize the financial position of Kentucky First Federal Bancorp as of June 30, 2025 and 2024, and the results of its operations and its cash flows for the fiscal years ended June 30, 2025 and 2024.

(in thousands)	2025	2024
ASSETS
Interest-bearing deposits in First Federal of Hazard	$503	$50
Interest-bearing deposits in First Federal of Kentucky	11	319
Investment in First Federal of Hazard	17,860	18,042
Investment in Frankfort First	29,376	28,960
Prepaid expenses and other assets	570	655
Total assets	$48,320	$48,026

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and other liabilities	$-	$29
	-	29
Shareholders’ equity	48,320	47,997
Total liabilities and shareholders’ equity	$48,320	$48,026

Schedule of Statements of Operations and Comprehensive (Loss) Income
(in thousands)	2025	2024
Income
Interest income	$2	$3
Dividends from First Federal of Hazard	453	-
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	(273)	(29)
Dividends from Frankfort First	-	-
Equity in undistributed (excess distributed) earnings of Frankfort First	316	(1,291)
Total income	498	(1,317)
Non-interest expenses	462	510
Earnings (loss) before income taxes	36	(1,827)
Income tax expense (benefit)	(96)	(106)
Net income (loss)	132	(1,721)
Other comprehensive (loss) income, net of tax-related effects:
Unrealized holding losses on securities designated as available-for-sale during the year, net of taxes of $63 and $30 in 2025 and 2024, respectively	191	91
	323	$(1,630)

Schedule of Statements of Cash Flows
(in thousands)	2025	2024
Cash flows from operating activities:
Net income (loss) for the year	$132	$(1,721)
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings from consolidated subsidiaries	(43)	1,320
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	85	333
Other liabilities	(29)	(23)
Net cash provided (used) by operating activities	145	(91)

Cash flows from financing activities:
Dividends paid on common stock	-	(670)
Net cash used in financing activities	-	(670)
Net increase (decrease) in cash and cash equivalents	145	(761)
Cash and cash equivalents at beginning of year	369	1,130
Cash and cash equivalents at end of year	$514	$369